Financial Instruments - Narrative (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Short-Term Investment Held In Guaranteed Investment Certificates, Percent	100.00%
Currency risk | US dollars $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	$ 0.01
(Increase) decrease in net loss due to change in currency value	(5,056)
Currency risk | British pounds £
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	21,492
Currency risk | Euro €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	$ 11,736